PRODUCTION COSTS (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Production Cost Before Change In Inventories		$ 135,009	$ 147,115
Less: Change in inventories		1,624	10,022
Production Expenses	$ 99,547	136,633	157,137
Unabsorbed fixed costs		1,500
Raw Materials And Consumables [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories		51,826	58,046
Salaries And Employee Benefits [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories		16,321	17,403
Contractors [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories		55,315	58,952
Repairs And Maintenance [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories		1,171	801
Site Administration [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories		3,962	3,815
Royalties [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories		5,918	7,572
Mining Duties [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories		160	168
Share Based Compensation [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories		$ 336	$ 358